Thai Floods - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Thailand Flood | Fixed assets, inventories and additional expenses
Unusual or Infrequent Item [Line Items]
Gain from insurance recovery	¥ 314	¥ 11,961